Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company, Incurred, Forgiven and Payable) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		$ 4,500	$ 4,413	$ 13,500	$ 8,509	$ 0	$ 13,009		$ 0
Deferred costs, net		4,859		4,859			0		13,923
Distributions On Class B Units [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		436	438	1,300	1,135
Due to Affiliate		142		142			0
Financing Coordination Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		0	4,913	0	4,913
Due to Affiliate		0		0			0
Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		5,716	12,101	17,103	18,442
Due to Affiliate		676		676			541
Transfer Agent and Other Professional Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		780	1,007	2,303	2,555
Due to Affiliate		534		534			541
Asset Management Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		4,500	4,413	13,500	8,509
Due to Affiliate		0		0			0
Acquisition fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager		0	$ 1,330	0	$ 1,330
Due to Affiliate		0		0			0
Acquisition fees and related cost reimbursements [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager				900			900
Deferred costs, net		$ 400		$ 400			400
Incurred [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						21,966	25,782		19,222
Forgiven [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						0	0		0
Payable [Member]
Related Party Transaction [Line Items]
Due to Affiliate							541		753
One-time fees and reimbursements [Member] | Incurred [Member] | Acquisition fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						13,126	1,330	[1]	10,578
One-time fees and reimbursements [Member] | Incurred [Member] | Financing Coordination Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[2]					3,479	5,850		5,678
One-time fees and reimbursements [Member] | Incurred [Member] | Transaction fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						4,423	0		0
One-time fees and reimbursements [Member] | Forgiven [Member] | Acquisition fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						0	0		0
One-time fees and reimbursements [Member] | Forgiven [Member] | Financing Coordination Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[2]					0	0		0
One-time fees and reimbursements [Member] | Forgiven [Member] | Transaction fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						0	0		0
One-time fees and reimbursements [Member] | Payable [Member] | Acquisition fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Due to Affiliate							0		0
One-time fees and reimbursements [Member] | Payable [Member] | Financing Coordination Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	[2]						0		0
One-time fees and reimbursements [Member] | Payable [Member] | Transaction fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate							0		0
Ongoing fees [Member] | Incurred [Member] | Asset Management Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						0	13,009		0
Ongoing fees [Member] | Incurred [Member] | Transfer Agent and Other Professional Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					0	4,020		2,364
Ongoing fees [Member] | Incurred [Member] | Strategic advisory fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					920	0		0
Ongoing fees [Member] | Incurred [Member] | Distributions On Class B Units [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					18	1,573		602
Ongoing fees [Member] | Forgiven [Member] | Asset Management Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager						0	0		0
Ongoing fees [Member] | Forgiven [Member] | Transfer Agent and Other Professional Fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					0	0		0
Ongoing fees [Member] | Forgiven [Member] | Strategic advisory fees [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					0	0		0
Ongoing fees [Member] | Forgiven [Member] | Distributions On Class B Units [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	[3]					$ 0	0		0
Ongoing fees [Member] | Payable [Member] | Asset Management Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate							0		0
Ongoing fees [Member] | Payable [Member] | Transfer Agent and Other Professional Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	[3]						541		753
Ongoing fees [Member] | Payable [Member] | Strategic advisory fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	[3]						0		0
Ongoing fees [Member] | Payable [Member] | Distributions On Class B Units [Member]
Related Party Transaction [Line Items]
Due to Affiliate	[3]						$ 0		$ 0

[1]	Acquisition fees and expenses from related parties of $0.9 million have been recognized in acquisition and transaction related expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. In addition, over the same period, the Company capitalized $0.4 million of acquisition expenses to the Company's consolidated balance sheet, which are being amortized over the life of each investment using the effective interest method. No acquisition expenses were capitalized during the year ended December 31, 2014 or period from January 22, 2013 (date of inception) to December 31, 2013.
[2]	These fees are initially capitalized to deferred costs, net on the consolidated balance sheets and subsequently amortized over the life of the respective instrument to interest expense on the consolidated statements of operations and comprehensive (loss) income.
[3]	These costs are included in general and administrative expense on the consolidated statements of operations and comprehensive (loss) income.